UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report  for the Calendar Year or Quarter Ended September 30, 2012

Check here if Amendment:                |_|; Amendment Number: ____

This  Amendment  (Check  only  one):    |_|  is a restatement
                                        |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    375 Park Avenue, Suite #3704
            New York, New York 10152

13F File Number: 028-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elias
Title:     Chief Compliance Officer
Phone:     (212) 647-8126


Signature, Place and Date of Signing:

/s/ David Elias                 New York, New York          November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total:  $334,431
                                         (thousands)


List of Other Included Managers: None


                                                    FORM 13F INFORMATION TABLE
                                               Echo Street Capital Management LLC
                                                        September 30, 2012


COLUMN 1                          COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5     COLUMN 6   COLUMN 7     COLUMN 8

                                   TITLE                      VALUE      SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS           CUSIP     (X1000)    PRN AMT  PRN CALL  DISCRETION  MANGRS    SOLE   SHARED NONE
ACE LTD                              SHS          H0023R105    5,017      66,357  SH          SOLE      NONE       66,357
ADVANCE AUTO PARTS INC               COM          00751Y106    7,487     109,401  SH          SOLE      NONE      109,401
AIRGAS INC                           COM          009363102    6,397      77,725  SH          SOLE      NONE       77,725
AMERICAN TOWER CORP NEW              COM          03027X100   10,085     141,268  SH          SOLE      NONE      141,268
ATWOOD OCEANICS INC                  COM          050095108    6,879     151,359  SH          SOLE      NONE      151,359
AUTOZONE INC                         COM          053332102   25,818      69,840  SH          SOLE      NONE       69,840
AXIS CAPITAL HOLDINGS INV            SHS          G0692U109      344       9,862  SH          SOLE      NONE        9,862
BERKLEY W R CORP                     COM          084423102    2,640      70,422  SH          SOLE      NONE       70,422
BERKSHIRE HATHAWAY INC DEL         CL B NEW       084670702    6,890      78,116  SH          SOLE      NONE       78,116
BROWN & BROWN INC                    COM          115236101    2,283      87,561  SH          SOLE      NONE       87,561
CINEMARK HOLDINGS INC                COM          17243V102    7,103     316,659  SH          SOLE      NONE      316,659
COPART INC                           COM          217204106   20,563     741,668  SH          SOLE      NONE      741,668
CORRECTIONS CORP AMER NEW          COM NEW        22025Y407   12,224     365,430  SH          SOLE      NONE      365,430
CROWN CASTLE INTL CORP               COM          228227104   14,849     231,646  SH          SOLE      NONE      231,646
CROWN HOLDINGS INC                   COM          228368106   11,167     303,877  SH          SOLE      NONE      303,877
CSX CORP                             COM          126408103    3,311     159,572  SH          SOLE      NONE      159,572
ENDURANCE SPECIALTY HLDGS LTD        SHS          G30397106   11,052     287,068  SH          SOLE      NONE      287,068
ENTERTAINMENT PPTYS TR         PFD C CNV 5.75%    29380T402      749      35,837  SH          SOLE      NONE       35,837
ENTERTAINMENT PPTYS TR         CONV PFD 9% SR E   29380T600    8,157     278,394  SH          SOLE      NONE      278,394
EQUINIX INC                        COM NEW        29444U502    4,723      22,922  SH          SOLE      NONE       22,922
EQUITY LIFESTYLE PPTYS INC           COM          29472R108    2,880      42,273  SH          SOLE      NONE       42,273
FAMILY DLR STORES INC                COM          307000109    4,331      65,326  SH          SOLE      NONE       65,326
FEDEX CORP                           COM          31428X106    4,143      48,959  SH          SOLE      NONE       48,959
FELCOR LODGING TR INC           PFD CV A $1.95    31430F200    3,762     141,527  SH          SOLE      NONE      141,527
FISERV INC                           COM          337738108   16,245     219,435  SH          SOLE      NONE      219,435
FLEETCOR TECHNOLOGIES INC            COM          339041105   12,904     288,030  SH          SOLE      NONE      288,030
GALLAGHER ARTHUR J & CO              COM          363576109    7,824     218,420  SH          SOLE      NONE      218,420
GAYLORD ENTMT CO NEW                 COM          367905106    2,292      57,993  SH          SOLE      NONE       57,993
HIGHWOODS PPTYS INC                  COM          431284108      843      25,828  SH          SOLE      NONE       25,828
HOME DEPOT INC                       COM          437076102    8,689     143,930  SH          SOLE      NONE      143,930
HOME PROPERTIES INC                  COM          437306103      907      14,804  SH          SOLE      NONE       14,804
INTERCONTINENTAL HTLS GRP PL    SPONS ADR NEW     45857P301    3,660     139,428  SH          SOLE      NONE      139,428
LKQ CORP                             COM          501889208   25,302   1,369,547  SH          SOLE      NONE    1,369,547
LOWES COS INC                        COM          548661107    5,105     168,825  SH          SOLE      NONE      168,825
MARTEN TRANS LTD                     COM          573075108      277      15,776  SH          SOLE      NONE       15,776
MASTERCARD INC                       CL A         57636Q104    6,607      14,635  SH          SOLE      NONE       14,635
MID-AMER APT CMNTYS INC              COM          59522J103    6,822     104,463  SH          SOLE      NONE      104,463
NOBLE CORPORATION BAAR            NAMEN -AKT      H5833N103    3,820     106,773  SH          SOLE      NONE      106,773
ORACLE CORP                          COM          68389X105    9,172     291,549  SH          SOLE      NONE      291,549
PRAXAIR INC                          COM          74005P104    5,293      50,953  SH          SOLE      NONE       50,953
ROWAN COMPANIES PLC                SHS CL A       G7665A101    9,546     282,675  SH          SOLE      NONE      282,675
UDR INC                              COM          902653104    4,655     187,535  SH          SOLE      NONE      187,535
UNION PAC CORP                       COM          907818108    2,160      18,195  SH          SOLE      NONE       18,195
WELLS FARGO & CO NEW                 COM          949746101   13,729     397,599  SH          SOLE      NONE      397,599
YUM BRANDS INC                       COM          988498101    5,725      86,291  SH          SOLE      NONE       86,291



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